Interim consolidated statement of comprehensive income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Interim consolidated statement of comprehensive income
Profit for the period	£ 35,007	£ 26,770	£ 36,135	£ 33,416
Items that may be reclassified to profit or loss
Movements on hedges	14,162	(6,429)	9,904	(7,286)
Income tax credit/(expense) relating to movements on hedges	947	(199)	(607)	(849)
Other comprehensive income/(loss) for the period, net of tax	15,109	(6,628)	9,297	(8,135)
Total comprehensive income/(loss) for the period	£ 50,116	£ 20,142	£ 45,432	£ 25,281